Earnings per share - Summary of earnings per share (Parenthetical) (Details) - shares		12 Months Ended
	May 01, 2019	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Earnings per share [line items]
Weighted average number of common shares outstanding	503,445,325	506,231,595	[1]	519,207,776	[1]	530,638,621	[1]

[1]	The number of common shares outstanding is 512,759,471 shares. The above weighted-average stocks are calculated by reflecting 17,482,000 shares of convertible preferred shares issued on May 1, 2019 and then converted into common shares on May 1, 2023, and 7,814,685 shares and 13,507,398 shares of treasury stock acquired and canceled during the periods ended December 31, 2022 and December 31, 2023.